Condensed Consolidating Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Property and casualty insurance premiums									$ 2,759	$ 2,550	$ 2,412
Life, accident and health premiums									430	451	444
Realized gains (losses)									73	88	38
Income of managed investment entities									72	23
Investment and other income									1,416	1,385	1,426
Total revenues	1,283	1,335	1,093	1,039	1,156	1,255	1,052	1,034	4,750	4,497	4,320
Costs and Expenses:
Insurance benefits and expenses									3,660	3,275	2,955
Interest charges on borrowed money									85	78	67
Expenses of managed investment entities									71	55
Other operating and general expenses									376	395	480
Total costs and expenses									4,192	3,803	3,502
Operating earnings before income taxes									558	694	818
Provision (credit) for income taxes									239	268	284
Net earnings, including noncontrolling interests	127	108	30	54	109	136	95	86	319	426	534
Less: Net earnings (loss) attributable to noncontrolling interests									(23)	(56)	11
Net Earnings Attributable to Shareholders	109	97	48	88	132	143	103	104	342	482	523
AFG [Member]
Revenues:
Investment and other income									2	4	2
Equity in earnings of subsidiaries									708	855	902
Total revenues									710	859	904
Costs and Expenses:
Interest charges on borrowed money									64	58	50
Other operating and general expenses									65	51	47
Total costs and expenses									129	109	97
Operating earnings before income taxes									581	750	807
Provision (credit) for income taxes									239	268	284
Net earnings, including noncontrolling interests									342	482	523
Net Earnings Attributable to Shareholders									342	482	523
GAFRI [Member]
Revenues:
Realized gains (losses)									(1)	(2)	(7)
Investment and other income									11	11	10
Equity in earnings of subsidiaries									187	191	63
Total revenues									197	200	66
Costs and Expenses:
Other operating and general expenses									15	16	20
Total costs and expenses									15	16	20
Operating earnings before income taxes									182	184	46
Provision (credit) for income taxes									61	70	13
Net earnings, including noncontrolling interests									121	114	33
Net Earnings Attributable to Shareholders									121	114	33
AAG Holding [Member]
Revenues:
Equity in earnings of subsidiaries									214	238	105
Total revenues									214	238	105
Costs and Expenses:
Interest charges on borrowed money									25	25	25
Other operating and general expenses									5	5	6
Total costs and expenses									30	30	31
Operating earnings before income taxes									184	208	74
Provision (credit) for income taxes									63	70	22
Net earnings, including noncontrolling interests									121	138	52
Net Earnings Attributable to Shareholders									121	138	52
All Other Subs [Member]
Revenues:
Property and casualty insurance premiums									2,759	2,550	2,412
Life, accident and health premiums									430	451	444
Realized gains (losses)									75	90	44
Income of managed investment entities									72	23
Investment and other income									1,430	1,392	1,437
Total revenues									4,766	4,506	4,337
Costs and Expenses:
Insurance benefits and expenses									3,660	3,275	2,955
Interest charges on borrowed money									16	17	15
Expenses of managed investment entities									71	55
Other operating and general expenses									297	323	408
Total costs and expenses									4,044	3,670	3,378
Operating earnings before income taxes									722	836	959
Provision (credit) for income taxes									282	316	329
Net earnings, including noncontrolling interests									440	520	630
Less: Net earnings (loss) attributable to noncontrolling interests									(23)	(56)	11
Net Earnings Attributable to Shareholders									463	576	619
Consol. Entries [Member]
Revenues:
Realized gains (losses)									(1)		1
Investment and other income									(27)	(22)	(23)
Equity in earnings of subsidiaries									(1,109)	(1,284)	(1,070)
Total revenues									(1,137)	(1,306)	(1,092)
Costs and Expenses:
Interest charges on borrowed money									(20)	(22)	(23)
Other operating and general expenses									(6)		(1)
Total costs and expenses									(26)	(22)	(24)
Operating earnings before income taxes									(1,111)	(1,284)	(1,068)
Provision (credit) for income taxes									(406)	(456)	(364)
Net earnings, including noncontrolling interests									(705)	(828)	(704)
Net Earnings Attributable to Shareholders									$ (705)	$ (828)	$ (704)